Note 18 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Net sales	$ 17,206,880	$ 16,432,243	$ 15,847,473	$ 14,606,252	$ 17,312,823	$ 16,915,135	$ 16,340,153	$ 14,047,890	$ 64,092,848	$ 64,616,001	$ 73,568,738
Gross profit	5,018,702	5,305,787	5,663,039	4,810,399	6,209,719	5,461,691	4,551,295	3,502,431	20,797,927	19,725,136	21,795,887
Selling, general and administrative expenses	5,451,589	5,426,018	5,898,502	5,192,648	5,246,838	5,074,839	5,351,577	5,087,481	21,968,757	20,760,735	24,042,554
Loss before income taxes	(595,507)	(281,065)	(231,270)	(636,367)	759,876	181,003	(992,653)	(1,743,321)	(1,744,209)	(1,795,095)	(2,815,063)
Net loss attributable to	$ (588,762)	$ (295,160)	$ (239,082)	$ (615,767)	$ 761,158	$ 188,163	$ (983,122)	$ (1,745,021)	$ (1,738,771)	$ (1,778,822)	$ (4,255,665)
Net loss attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)	$ (0.09)	$ (0.05)	$ (0.04)	$ (0.09)	$ 0.11	$ 0.03	$ (0.15)	$ (0.28)	$ (0.27)	$ (0.28)	$ (0.69)